Shareholder Fees - FidelityLimitedTermMunicipalIncomeFund-RetailPRO	Mar. 01, 2024 USD ($)
FidelityLimitedTermMunicipalIncomeFund-RetailPRO | Fidelity Limited Term Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none